Deferred Revenue	6 Months Ended
Jun. 30, 2019
Deferred Revenue
Deferred Revenue

6.          Deferred Revenue

The Company records deferred revenue when cash payments are received or due in advance of services to be performed. The recognized revenue and remaining balance is shown below (in thousands):

Deferred revenue balance -December 31, 2018	$27,883
New billings	54,735
Revenue recognized	(57,348)
Deferred revenue balance - June 30, 2019	$25,270